Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net
Property and Equipment, Net

9. Property and Equipment, Net

Property and equipment, net as of December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Building	99,166	99,166
Leasehold improvements	32,723	32,685
Office equipment, furniture and others	12,201	25,255
Production machinery	3,680	4,744
Computers and electrical equipment	8,370	7,652
Total	156,140	169,502
Accumulated depreciation	(30,875)	(51,279)
Impairment of property and equipment	(689)	(2,039)
Net book value	124,576	116,184

Depreciation expenses recognized for the years ended December 31, 2020, 2021 and 2022 were RMB9,258, RMB15,086 and RMB21,648, respectively.